Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2022		Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Cash flows provided by (used in) operating activities
Net income		$ 1,523		$ 1,869	$ 1,651	$ 3,392	$ 3,276
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		303		75	32	378	179
Amortization and impairment	[1]	256		253	249	509	486
Stock options and restricted shares expense		3		9	8	12	14
Deferred income taxes		9		94	(29)	103	14
Losses (gains) from debt securities measured at FVOCI and amortized cost		(16)		(19)	(22)	(35)	(58)
Net losses (gains) on disposal of property and equipment		(1)		1	0	0	0
Other non-cash items, net		45		(107)	430	(62)	512
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(7,161)		2,333	34	(4,828)	(1,286)
Loans, net of repayments		(16,373)		(21,119)	(11,056)	(37,492)	(15,233)
Deposits, net of withdrawals		17,692		27,462	1,479	45,154	3,107
Obligations related to securities sold short		(4,302)		482	793	(3,820)	4,306
Accrued interest receivable		(380)		141	7	(239)	139
Accrued interest payable		210		(43)	(125)	167	(284)
Derivative assets		(13,569)		2,854	(1,159)	(10,715)	(2,599)
Derivative liabilities		15,947		(2,801)	1,952	13,146	3,640
Securities measured at FVTPL		12,680		(8,388)	(6,288)	4,292	(10,152)
Other assets and liabilities measured/designated at FVTPL		2,267		1,526	1,833	3,793	3,560
Current income taxes		(194)		(855)	154	(1,049)	216
Cash collateral on securities lent		808		(177)	1,460	631	1,381
Obligations related to securities sold under repurchase agreements		(2,897)		(3,525)	(10,402)	(6,422)	(5,533)
Cash collateral on securities borrowed		(527)		(1,728)	(16)	(2,255)	(3,026)
Securities purchased under resale agreements		2,553		730	1,290	3,283	2,489
Other, net		(2,001)		(40)	(35)	(2,041)	(4,018)
Cash flows provided by (used in) operating activities		6,875		(973)	(17,760)	5,902	(18,870)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		0	1,000	1,000	1,000
Redemption/repurchase/maturity of subordinated indebtedness		0		0	0	0	(1,008)
Issue of common shares for cash		51		93	85	144	147
Purchase of common shares for cancellation		0		(134)	0	(134)	0
Net sale (purchase) of treasury shares		(2)		0	3	(2)	(13)
Dividends and distributions paid		(736)		(731)	(673)	(1,467)	(1,324)
Repayment of lease liabilities		(83)		(76)	(74)	(159)	(148)
Cash flows provided by (used in) financing activities		230		(848)	341	(618)	(1,346)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(16,756)		(23,727)	(12,052)	(40,483)	(22,006)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		4,668		7,538	7,379	12,206	14,191
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		5,784		6,825	6,301	12,609	11,977
Acquisition of Canadian Costco credit card portfolio (Note 4)		(3,078)		0	0	(3,078)	0
Net sale (purchase) of property, equipment and software		(244)		(201)	(175)	(445)	(359)
Cash flows provided by (used in) investing activities		(9,626)		(9,565)	1,453	(19,191)	3,803
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		30		72	(96)	102	(194)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(2,491)		(11,314)	(16,062)	(13,805)	(16,607)
Cash and non-interest-bearing deposits with banks at beginning of period		23,259	[2]	34,573	42,986	34,573	43,531
Cash and non-interest-bearing deposits with banks at end of period	[2]	20,768		23,259	26,924	20,768	26,924
Cash interest paid		948		852	951	1,800	2,042
Cash interest received		3,607		3,796	3,323	7,403	6,982
Cash dividends received		259		286	257	545	501
Cash income taxes paid		$ 621		$ 1,292	$ 368	$ 1,913	$ 728

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $481 million (January 31, 2022: $462 million; April 30, 2021: $492 million) and interest-bearing demand deposits with Bank of Canada.